Label	Element	Value
Measure [Axis]: 1
Measure Name	ecd_MeasureName	Adjusted Earnings Per Share
Non-GAAP Measure Description [Text Block]	ecd_NonGaapMeasureDescriptionTextBlock	A non-GAAP measure that consists of diluted net income per share that is then adjusted to eliminate the effect of certain items that the Compensation Committee determines in its discretion should be excluded for compensation purposes.
Measure [Axis]: 3
Measure Name	ecd_MeasureName	Return on Assets
Non-GAAP Measure Description [Text Block]	ecd_NonGaapMeasureDescriptionTextBlock	A financial ratio that indicates how profitable the Company is in relation to its total assets.
Measure [Axis]: 2
Measure Name	ecd_MeasureName	Total Stockholder Return
Non-GAAP Measure Description [Text Block]	ecd_NonGaapMeasureDescriptionTextBlock	A measure of financial performance, indicating the total amount a stockholder earns from an investment in the Company. Based on the change in stock price over a given period of time, and assuming the reinvestment of dividends.